Other assets and liabilities F.2. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Telephone and equipment	$ 56	$ 32
SIM cards	4	2
Other	10	9
Inventory	$ 70	$ 44